Provisions - Movements in Contingent Loans Provisions For Contingent Loan Risk According to IFRS9 (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 1,081,658
Ending balance	978,754	$ 1,081,658
Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	321,444	193,135
- Increases due to change in credit risk	(44,610)	(52,321)
- Decreases due to change in credit risk	(1,285)	(6,849)
Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	67,474	116,657
Financial assets that have been derecognized	(151,856)	(66,395)
Changes in models/risk parameters		(43,689)
Foreign exchange and other movements	23,758	10,916
Ending balance	256,091	321,444
Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	39,775
- Transfers to stage 2	0	1
- Transfers to stage 3	0	0
- Increases due to change in credit risk	10,255	8,625
- Decreases due to change in credit risk	(14,178)	(10,146)
Charge-offs	(64)	(48)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	10,243	15,502
Financial assets that have been derecognized	(15,563)	(11,325)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	121	2,895
Ending balance	30,589	39,775
Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		34,271
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	46
- Transfers to stage 2	434	82
- Transfers to stage 3		63
- Increases due to change in credit risk	(551)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	923	46
Financial assets that have been derecognized	(54)	(500)
Foreign exchange and other movements	(441)	(645)
Ending balance	1,473	46
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	18,587
- Transfers to stage 1	2,689	574
- Transfers to stage 2	(697)	(1,991)
- Transfers to stage 3	(46)	(73)
- Increases due to change in credit risk	2,615	3,554
- Decreases due to change in credit risk	(8,517)	(3,475)
Charge-offs	(15)	(14)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	7,743	6,365
Financial assets that have been derecognized	(4,915)	(4,633)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	92	4,391
Ending balance	17,536	18,587
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		13,889
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	66,280	42,000
- Transfers to stage 2	(896)	(82)
- Transfers to stage 3	38,161	9,055
- Increases due to change in credit risk	(13,174)	(8,381)
- Decreases due to change in credit risk	(1,033)	(4,761)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	9,685	12,567
Financial assets that have been derecognized	(16,584)	(4,873)
Changes in models/risk parameters		3,009
Foreign exchange and other movements	(7,182)	(24,948)
Ending balance	41,439	66,280
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	12,179
- Transfers to stage 1	(2,663)	(549)
- Transfers to stage 2	727	2,037
- Transfers to stage 3	(1,336)	(112)
- Increases due to change in credit risk	2,611	4,347
- Decreases due to change in credit risk	(5,453)	(6,466)
Charge-offs	(43)	(28)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	1,592	1,780
Financial assets that have been derecognized	(2,266)	(1,282)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	24	(1,720)
Ending balance	5,372	12,179
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		14,172
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	255,118	151,135
- Transfers to stage 2	462
- Transfers to stage 3	(38,161)	(9,118)
- Increases due to change in credit risk	(30,885)	(43,940)
- Decreases due to change in credit risk	(252)	(2,088)
Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	56,866	104,044
Financial assets that have been derecognized	(135,218)	(61,022)
Changes in models/risk parameters		(46,698)
Foreign exchange and other movements	31,381	36,509
Ending balance	213,179	255,118
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	9,009
- Transfers to stage 1	(26)	(25)
- Transfers to stage 2	(30)	(45)
- Transfers to stage 3	1,382	185
- Increases due to change in credit risk	5,029	724
- Decreases due to change in credit risk	(208)	(205)
Charge-offs	(6)	(6)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	908	7,357
Financial assets that have been derecognized	(8,382)	(5,410)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	5	224
Ending balance	$ 7,681	9,009
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		$ 6,210